Merger Accounting (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of purchase price paid in the Merger
The total purchase price paid in the Merger, including certain transaction costs, has been allocated to the tangible and intangible assets acquired and liabilities assumed of PTI based on their relative fair values as of the completion of the Merger. Transaction costs primarily included bank fees and professional fees associated with legal counsel, auditors and printers. The following summarizes the purchase price paid in the Merger (in thousands, except share and per share amounts):
Number of shares owned by Proteostasis stockholders(1)	2,708,537
Multiplied by fair value per share of Proteostasis common stock(2)	$22.20
Fair value of shares of combined organization owned by Proteostasis Stockholders	$60,130
Fair value of Proteostasis stock options assumed in Merger(3)	471
Transaction costs	2,689
Total purchase price	$63,290

(1)
The number of shares represents 2,609,489 shares of PTI common stock outstanding as of December 22, 2020, plus 25,719 shares issued for the settlement of severance obligations and 21,739 shares issued as compensation for investment banking fees related to the Merger. Additionally, 51,590 shares of restricted stock units were issued as compensation for two consultants hired by PTI. The number of shares reflects the impact of the Reverse Stock Split.

(2)	Based on the last reported sale price of PTI common stock on the Nasdaq Global Market on December 22, 2020, the closing date of the Merger, and after giving effect to the Reverse Stock Split.
(3)	Represents the fair value of the PTI options to purchase 194,550 shares of common stock outstanding at the time of the Merger.

Summary of allocation of the purchase price to the net tangible and intangible assets
The purchase price for the Merger was allocated to the net assets acquired on the basis of relative fair values. The following summarizes the allocation of the purchase price to the net tangible and intangible assets acquired (in thousands):
Cash and cash equivalents	$35,111
Prepaid expenses and other current assets	703
Assets held-for-sale	250
Property and equipment, net	290
In-process research and development	28,336
Operating lease right-of-use assets	15,166
Restricted cash	828
Current liabilities	(7,171)
Operating lease liabilities	(10,223)
Total purchase price	$63,290